UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 143.3% (96.6% of Total Investments)

	COMMON STOCKS – 38.3% (25.8% of Total Investments)

	Air Freight & Logistics – 0.6%

32,861	Deutsche Post AG, (4)	$1,439,288

	Airlines – 0.7%

29,357	Delta Air Lines, Inc.	1,609,057

	Automobiles – 0.6%

17,619	Daimler AG, (4)	1,501,139

	Banks – 7.0%

495,155	AIB Group PLC	2,980,516
218,620	Bank of Ireland Group PLC, (4)	1,908,263
46,228	CIT Group Inc.	2,380,742
41,979	Citigroup Inc., (2)	2,833,583
134,737	ING Groep N.V., ADR	2,281,097
13,255	JPMorgan Chase & Co.	1,457,652
32,068	The Bank of NT Butterfield and Son Limited	1,439,212
750,700	Unicaja Banco SA, 144A, (3), (4)	1,293,792
	Total Banks	16,574,857

	Biotechnology – 0.6%

19,019	Gilead Sciences, Inc.	1,433,842

	Capital Markets – 2.7%

71,800	Ares Capital Corporation	1,139,466
22,300	Aurelius AG, (4)	1,555,236
129,741	Deutsche Boerse AG, ADR, (4)	1,768,370
104,290	UBS Group AG, (4)	1,837,477
	Total Capital Markets	6,300,549

	Chemicals – 1.7%

133,000	CVR Partners LP	432,250
56,325	DowDuPont, Inc.	3,588,466
	Total Chemicals	4,020,716

	Diversified Financial Services – 0.5%

137,751	Challenger Limited, (4)	1,233,673

	Diversified Telecommunication Services – 1.6%

48,290	Nippon Telegraph and Telephone Corporation, ADR, (4)	2,247,900
1,100	Nippon Telegraph and Telephone Corporation, (4)	50,656
102,100	Telefonica Brasil SA	1,558,661
	Total Diversified Telecommunication Services	3,857,217

	Electric Utilities – 0.9%

63,270	FirstEnergy Corp.	2,151,813

	Electrical Equipment – 0.5%

14,055	Eaton PLC	1,123,135

	Energy Equipment & Services – 0.0%

3,347	Ocean Rig UDW Inc., (3)	84,445

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	Food Products – 0.7%

143,092	Orkla ASA, ADR, (4)	$1,547,540

	Gas Utilities – 0.5%

176,600	Italgas SPA, (4)	1,055,245

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (3)	132

	Hotels, Restaurants & Leisure – 0.4%

11,175	Hyatt Hotels Corporation, Class A	852,206

	Household Durables – 0.7%

95,024	Sekisui House, Ltd., (4)	1,734,285

	Industrial Conglomerates – 1.0%

27,222	General Electric Company	366,953
15,300	Siemens AG, (4)	1,952,238
	Total Industrial Conglomerates	2,319,191

	Insurance – 3.6%

43,361	Ageas, (4)	2,237,624
7,815	Allianz AG ORD Shares, (4)	1,766,637
25,440	CNA Financial Corporation	1,255,464
39,500	NN Group NV, (4)	1,754,982
11,255	RenaissanceRe Holdings, Limited	1,558,930
	Total Insurance	8,573,637

	Media – 0.9%

478,668	Hibu PLC, (3)	1
2,099	Metro-Goldwyn-Mayer, (3)	203,603
75,500	National CineMedia, Inc.	391,845
3,185	Tribune Media Company	319
46,954	Viacom Inc., Class B	1,458,391
	Total Media	2,054,159

	Multi-Utilities – 1.3%

125,492	Veolia Environment S.A., (4)	2,981,359

	Oil, Gas & Consumable Fuels – 2.3%

13,404	Chevron Corporation	1,528,592
101,806	Enterprise Products Partnership LP	2,492,211
9	Southcross Holdings Borrower LP, (3)	2,700
24,800	Total SA, Sponsored ADR	1,430,712
	Total Oil, Gas & Consumable Fuels	5,454,215

	Pharmaceuticals – 3.0%

36,799	AstraZeneca PLC, ADR	1,286,861
80,400	GlaxoSmithKline PLC, ADR	3,141,228
49,045	Roche Holdings AG, Sponsored ADR, (4)	1,403,913
28,039	Takeda Chemical Industries, (4)	1,365,783
	Total Pharmaceuticals	7,197,785

	Real Estate Management & Development – 1.0%

187,200	Great Eagle Holdings Limited, (4)	953,624
836,690	Sino Land Company Limited, (4)	1,356,149
	Total Real Estate Management & Development	2,309,773

	Road & Rail – 0.7%

12,315	Union Pacific Corporation	1,655,505

Shares		Description (1)				Value

		Semiconductors & Semiconductor Equipment – 1.2%

102,290		Cypress Semiconductor Corporation				$1,734,838
44,754		Infineon Technologies AG, (4)				1,203,579
		Total Semiconductors & Semiconductor Equipment				2,938,417

		Software – 2.2%

19,072		Microsoft Corporation				1,740,701
77,472		Oracle Corporation				3,544,344
		Total Software				5,285,045

		Specialty Retail – 0.4%

250,600		Kingfisher plc, (4)				1,028,036

		Tobacco – 1.0%

67,614		Imperial Brands PLC, ADR, (4)				2,342,825
		Total Common Stocks (cost $77,813,409)				90,659,086

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 36.5% (24.6% of Total Investments)

		Argentina – 2.0%

$345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	B+	$370,309
310		City of Buenos Aires, Argentina, 144A	7.500%	6/01/27	B+	323,423
320		City of Buenos Aires, Argentina, Reg S	7.500%	6/01/27	B+	333,856
210		Province of Buenos Aires, 144A	9.125%	3/16/24	B+	233,837
220		Province of Buenos Aires, 144A	7.875%	6/15/27	B+	228,250
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B+	179,550
150		Republic of Argentina	6.250%	4/22/19	B+	154,125
409		Republic of Argentina	6.875%	4/22/21	B+	433,540
100	EUR	Republic of Argentina	3.375%	1/15/23	B+	121,716
170		Republic of Argentina	7.500%	4/22/26	B+	181,560
850		Republic of Argentina	6.875%	1/26/27	B+	866,575
150	EUR	Republic of Argentina	5.250%	1/15/28	B+	179,991
365		Republic of Argentina	2.500%	12/31/38	B+	242,360
150		Republic of Argentina	7.625%	4/22/46	B+	149,062
166		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B2	183,845
139		YPF Sociedad Anonima, 144A	6.950%	7/21/27	B+	139,570
140		YPF Sociedad Anonima, 144A	7.000%	12/15/47	B+	125,510
180		YPF Sociedad Anonima, Reg S	8.500%	7/28/25	B2	198,689
		Total Argentina				4,645,768

		Armenia – 0.2%

455		Republic of Armenia, Reg S	7.150%	3/26/25	B1	502,529

		Azerbaijan – 1.7%

1,710		Azerbaijan Government International Bond, Reg S	4.750%	3/18/24	BB+	1,720,260
780		Azerbaijan Government International Bond, Reg S	3.500%	9/01/32	BB+	655,267
335		Azerbaijan State Oil Company, Reg S	4.750%	3/13/23	BB+	333,727
210		Azerbaijan State Oil Company, Reg S	6.950%	3/18/30	BB+	227,588
400		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	440,867
545		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	600,857
		Total Azerbaijan				3,978,566

		Brazil – 0.8%

730	BRL	Brazil Nota do Tesouro Nacional	10.000%	1/01/21	Ba2	237,597
256	BRL	Brazil Nota do Tesouro Nacional	6.000%	8/15/50	Ba2	269,561
225		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB–	230,063
240		Federative Republic of Brazil	4.625%	1/13/28	BB–	235,200
200		Gerdau Trade Inc., 144A	4.875%	10/24/27	BBB–	197,150
50		Petrobras Global Finance BV	6.125%	1/17/22	Ba2	53,425
110		Petrobras Global Finance BV	8.750%	5/23/26	Ba2	129,117

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Brazil (continued)

$556		Petrobras Global Finance BV, 144A	5.999%	1/27/28	Ba2	$550,440
		Total Brazil				1,902,553

		Bulgaria – 0.2%

355	EUR	Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	476,227

		Chile – 0.2%

260		Corporacion Nacional del Cobre, 144A	3.625%	8/01/27	A+	252,535
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	185,900
		Total Chile				438,435

		China – 0.6%

230		Sinopec Group Overseas Development 2016 Limited, 144A	3.500%	5/03/26	A+	221,403
925		Sinopec Group Overseas Development 2017 Limited, 144A	3.625%	4/12/27	A1	895,286
430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	414,339
		Total China				1,531,028

		Colombia – 0.6%

502,790	COP	Colombian TES	3.300%	3/17/27	N/R	182,051
260		EcoPetrol SA	5.875%	9/18/23	BBB	278,200
420,000	COP	Republic of Colombia	7.750%	4/14/21	Baa2	159,299
175,000	COP	Republic of Colombia	9.850%	6/28/27	Baa2	78,760
625		Republic of Colombia	5.000%	6/15/45	Baa2	633,594
		Total Colombia				1,331,904

		Costa Rica – 0.3%

645		Republic of Costa Rica, Reg S	7.000%	4/04/44	Ba2	665,640

		Cote d’Ivoire (Ivory Coast) – 1.1%

100	EUR	Ivory Coast Government International Bond, 144A	5.250%	3/22/30	Ba3	122,998
145	EUR	Ivory Coast Government International Bond, 144A	6.625%	3/22/48	Ba3	179,279
335		Ivory Coast Republic, 144A	5.375%	7/23/24	Ba3	328,240
390		Ivory Coast Republic, 144A	6.125%	6/15/33	Ba3	370,979
365		Ivory Coast Republic, Reg S	5.375%	7/23/24	Ba3	357,667
420		Ivory Coast Republic, Reg S	6.375%	3/03/28	Ba3	424,250
685		Ivory Coast Republic, Reg S	5.750%	12/31/32	B+	656,477
250		Ivory Coast Republic, Reg S	6.125%	6/15/33	Ba3	237,807
		Total Cote d’Ivoire (Ivory Coast)				2,677,697

		Croatia – 2.3%

1,045		Croatia Government International Bond, Reg S	6.000%	1/26/24	BB+	1,153,450
325	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BB+	421,997
200	EUR	Croatia Government International Bond, Reg S	2.750%	1/27/30	BB+	247,392
540		Republic of Croatia, Reg S	6.750%	11/05/19	BB+	572,127
535		Republic of Croatia, Reg S	6.625%	7/14/20	BB+	573,880
710		Republic of Croatia, Reg S	6.375%	3/24/21	BB+	767,301
660		Republic of Croatia, Reg S	5.500%	4/04/23	BB+	707,910
670	EUR	Republic of Croatia, Reg S	3.000%	3/11/25	BB+	884,041
		Total Croatia				5,328,098

		Cyprus – 0.1%

300		Novolipetsk Steel via Steel Funding DAC, 144A	4.000%	9/21/24	BBB–	292,515

		Dominican Republic – 1.5%

165		Dominican Republic, 144A	6.600%	1/28/24	BB–	179,299
550		Dominican Republic, 144A	5.500%	1/27/25	BB–	565,928
239		Dominican Republic, 144A	6.875%	1/29/26	BB–	265,125
285		Dominican Republic, Reg S	6.600%	1/28/24	BB–	309,698
1,140		Dominican Republic, Reg S	5.875%	4/18/24	BB–	1,197,524
155		Dominican Republic, Reg S	6.875%	1/29/26	BB–	171,943

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Dominican Republic (continued)

$545	Dominican Republic, Reg S	7.450%	4/30/44	BB–	$615,850
290	Dominican Republic, Reg S	6.850%	1/27/45	BB–	312,475
	Total Dominican Republic				3,617,842

	Ecuador – 0.6%

255	Ecuador Government International Bond, 144A	7.875%	1/23/28	B	245,488
225	Republic of Ecuador, 144A	10.750%	3/28/22	B	246,150
786	Republic of Ecuador, 144A	9.650%	12/13/26	B	829,230
200	Republic of Ecuador, Reg S	7.950%	6/20/24	B	198,500
	Total Ecuador				1,519,368

	Egypt – 0.8%

640	Arab Republic of Egypt, 144A	7.500%	1/31/27	B	692,579
200	Arab Republic of Egypt, Reg S	6.125%	1/31/22	B	206,948
200	Arab Republic of Egypt, Reg S	8.500%	1/31/47	B	223,224
270	Egypt Government International Bond, 144A	5.577%	2/21/23	B	273,834
305	Egypt Government International Bond, 144A	6.588%	2/21/28	B	309,605
250	Egypt Government International Bond, 144A	7.903%	2/21/48	B	262,858
	Total Egypt				1,969,048

	El Salvador – 0.4%

60	Republic of El Salvador, 144A	6.375%	1/18/27	B3	59,100
361	Republic of El Salvador, Reg S	7.750%	1/24/23	B3	392,992
290	Republic of El Salvador, Reg S	6.375%	1/18/27	B3	285,650
45	Republic of El Salvador, Reg S	8.250%	4/10/32	B3	50,440
75	Republic of El Salvador, Reg S	7.625%	9/21/34	B3	79,500
	Total El Salvador				867,682

	Ethiopia – 0.1%

200	Ethiopia International Bond, Reg S	6.625%	12/11/24	B1	205,584

	Ghana – 0.2%

445	Republic of Ghana, 144A	10.750%	10/14/30	BB–	581,393

	Honduras – 0.2%

360	Honduras Government, 144A	6.250%	1/19/27	BB–	380,509

	Hungary – 2.3%

590	Hungarian Development Bank, Reg S	6.250%	10/21/20	Baa3	630,984
2,360	Republic of Hungary, Government Bond	6.375%	3/29/21	BBB–	2,569,568
1,824	Republic of Hungary, Government Bond	5.375%	2/21/23	BBB–	1,969,738
196	Republic of Hungary, Government Bond	5.750%	11/22/23	BBB–	216,580
	Total Hungary				5,386,870

	Indonesia – 1.3%

235	Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa2	249,265
365	Majapahit Holdings BV, Reg S	7.875%	6/28/37	Baa2	470,850
200	Republic of Indonesia, 144A	5.250%	1/08/47	Baa2	212,407
530	Republic of Indonesia, Reg S	4.750%	1/08/26	Baa2	553,580
200	Republic of Indonesia, Reg S	4.350%	1/08/27	Baa2	203,153
614	Republic of Indonesia, Reg S	7.750%	1/17/38	Baa2	831,505
200	Republic of Indonesia, Reg S	5.125%	1/15/45	Baa2	208,287
350	Republic of Indonesia Treasury Bill, Reg S	5.250%	1/08/47	Baa2	371,713
	Total Indonesia				3,100,760

	Israel – 0.2%

400	State of Israel	4.500%	1/30/43	A+	409,354

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Jamaica – 0.4%

$660	Jamaica Government	6.750%	4/28/28	B	$732,600
200	Jamaica Government	7.875%	7/28/45	B	238,200
	Total Jamaica				970,800

	Jordan – 0.1%

200	Kingdom of Jordan, 144A	7.375%	10/10/47	B+	202,000

	Kazakhstan – 0.6%

330	Kazakhstan Development Bank, Reg S	6.500%	6/03/20	Baa3	346,517
220	KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB–	218,796
380	Kazmunaygas National, 144A	3.875%	4/19/22	Baa3	378,423
395	Kazmunaygas National, 144A	5.750%	4/19/47	Baa3	388,148
	Total Kazakhstan				1,331,884

	Kenya – 0.3%

200	Kenya Government International Bond, 144A	7.250%	2/28/28	B+	209,052
200	Kenya Government International Bond, 144A	8.250%	2/28/48	B+	214,076
200	Republic of Kenya, Reg S	6.875%	6/24/24	B+	208,750
	Total Kenya				631,878

	Kuwait – 0.1%

200	State of Kuwait, Reg S	3.500%	3/20/27	AA	196,034

	Lebanon – 0.2%
130	Lebanon Government International Bond, Reg S	5.800%	4/14/20	B–	129,025
150	Republic of Lebanon	6.375%	3/09/20	B–	150,827
160	Republic of Lebanon, Reg S	5.450%	11/28/19	B–	158,984
130	Republic of Lebanon, Reg S	8.250%	4/12/21	B–	136,909
	Total Lebanon				575,745

	Lithuania – 0.2%

405	Republic of Lithuania, Reg S	7.375%	2/11/20	A	438,267

	Mexico – 0.9%

325	Petroleos Mexicanos	6.875%	8/04/26	BBB+	355,810
145	Petroleos Mexicanos	6.500%	3/13/27	BBB+	154,860
1,307	Petroleos Mexicanos	6.750%	9/21/47	BBB+	1,322,527
311	Petroleos Mexicanos, 144A	6.350%	2/12/48	BBB+	300,504
110	United Mexican States	4.750%	3/08/44	A3	106,975
	Total Mexico				2,240,676

	Mongolia – 0.3%

325	Mongolia Government International Bond, 144A	10.875%	4/06/21	B–	374,009
400	Mongolia Government International Bond, 144A	5.625%	5/01/23	B–	394,650
	Total Mongolia				768,659

	Morocco – 0.8%

305	Kingdom of Morocco, Reg S	5.500%	12/11/42	BBB–	324,136
760	Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	801,740
495	Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	487,626
280	Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	312,195
	Total Morocco				1,925,697

	Nigeria – 0.9%

200	Nigeria Government International Bond, 144A	7.143%	2/23/30	B+	207,500
200	Nigeria Government International Bond, 144A	7.696%	2/23/38	B+	210,492
200	Nigerian Government International Bond, 144A	7.625%	11/28/47	B+	207,032
445	Nigerian Government International Bond, Reg S	7.875%	2/16/32	B+	484,946
465	Nigerian Republic Treasury Bond, 144A	6.500%	11/28/27	B+	471,073
200	Nigerian Republic Treasury Bond, 144A	7.875%	2/16/32	B+	217,728

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Nigeria (continued)

$425		Nigerian Republic Treasury Bond, Reg S	5.125%	7/12/18	B+	$425,548
		Total Nigeria				2,224,319

		Oman – 1.3%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Baa3	253,413
410		Oman Government International Bond, 144A	4.125%	1/17/23	Baa3	394,112
435		Oman Government International Bond, 144A	5.375%	3/08/27	Baa3	424,170
265		Oman Government International Bond, 144A	5.625%	1/17/28	Baa3	258,375
400		Oman Government International Bond, 144A	6.500%	3/08/47	Baa3	378,000
305		Oman Government International Bond, 144A	6.750%	1/17/48	Baa3	292,668
700		Oman Government International Bond, Reg S	5.375%	3/08/27	Baa3	683,108
200		Oman Government International Bond, Reg S	5.625%	1/17/28	Baa3	195,128
225		Oman Government International Bond, Reg S	6.750%	1/17/48	Baa3	215,903
		Total Oman				3,094,877

		Pakistan – 0.1%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	280,018

		Paraguay – 0.3%

200		Republic of Paraguay, 144A	4.700%	3/27/27	Ba1	202,500
200		Republic of Paraguay, Reg S	4.625%	1/25/23	Ba1	205,360
315		Republic of Paraguay, Reg S	6.100%	8/11/44	Ba1	338,625
		Total Paraguay				746,485

		Peru – 0.1%

220		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	221,210

		Qatar – 0.4%

965		State of Qatar, Reg S	2.375%	6/02/21	AA–	933,506

		Romania – 0.7%

306	EUR	Republic of Romania, 144A	2.875%	5/26/28	BBB–	394,117
760	EUR	Republic of Romania, Reg S	3.875%	10/29/35	BBB–	1,005,681
95	EUR	Romanian Government International Bond, 144A	2.500%	2/08/30	BBB–	115,889
45	EUR	Romanian Government International Bond, 144A	3.375%	2/08/38	BBB–	55,377
		Total Romania				1,571,064

		Russian Federation – 2.5%

195		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	206,657
235		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	251,709
235		Lukoil International Finance, 144A	4.750%	11/02/26	BBB+	238,098
575		Rosneft International Finance, Reg S	4.199%	3/06/22	Baa3	567,859
30,265	RUB	Russian Federal Bond – OFZ	8.500%	9/17/31	BBB–	593,281
600		Russian Federation, 144A	4.250%	6/23/27	BBB–	597,217
300		Russian Federation, Reg S	5.000%	4/29/20	BBB–	309,713
800		Russian Federation, Reg S	4.875%	9/16/23	BBB–	842,000
600		Russian Federation, Reg S	4.750%	5/27/26	BBB–	619,975
400		Russian Federation, Reg S	4.250%	6/23/27	BBB–	398,000
200		Russian Federation, Reg S	5.625%	4/04/42	BBB–	214,500
600		Russian Federation, Reg S	5.250%	6/23/47	BBB–	599,280
400		Russian Foreign Bond – Eurobond, 144A	4.375%	3/21/29	BBB–	395,054
200		Russian Foreign Bond – Eurobond, 144A	5.250%	6/23/47	BBB–	199,760
		Total Russian Federation				6,033,103

		Saudi Arabia – 0.7%

240		Saudi Government International Bond, 144A	2.375%	10/26/21	A1	231,120
465		Saudi Government International Bond, 144A	2.875%	3/04/23	A1	447,425
215		Saudi Government International Bond, 144A	4.625%	10/04/47	A1	205,056
680		Saudi Government International Bond, Reg S	2.375%	10/26/21	A1	654,840
		Total Saudi Arabia				1,538,441

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Senegal – 0.6%

$200		Republic of Senegal, 144A	6.250%	5/23/33	Ba3	$197,000
200		Republic of Senegal, Reg S	8.750%	5/13/21	Ba3	224,984
565		Republic of Senegal, Reg S	6.250%	7/30/24	Ba3	588,610
100	EUR	Senegal Government International Bond, 144A	4.750%	3/13/28	Ba3	123,012
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	195,880
		Total Senegal				1,329,486

		Serbia – 0.3%

570		Serbia International Bond, Reg S	7.250%	9/28/21	BB	633,851

		South Africa – 1.0%

270		Eskom Holdings Limited, Reg S	6.750%	8/06/23	B3	273,118
665		Republic of South Africa	5.875%	9/16/25	Baa3	708,192
320		Republic of South Africa	4.850%	9/27/27	Baa3	315,584
435		Republic of South Africa	4.300%	10/12/28	Baa3	407,012
4,800	ZAR	Republic of South Africa	6.250%	3/31/36	Baa3	315,531
200		Republic of South Africa	5.000%	10/12/46	Baa3	181,976
3,315	ZAR	Republic of South Africa Government Bond	8.000%	1/31/30	Baa3	272,448
		Total South Africa				2,473,861

		Sri Lanka – 1.5%

720		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	732,595
505		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	522,590
335		Republic of Sri Lanka, 144A	6.200%	5/11/27	B+	329,528
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	B+	321,405
200		Republic of Sri Lanka, Reg S	5.875%	7/25/22	B+	202,946
615		Republic of Sri Lanka, Reg S	6.850%	11/03/25	B+	636,421
200		Republic of Sri Lanka, Reg S	6.825%	7/18/26	B+	205,609
680		Republic of Sri Lanka, Reg S	6.200%	5/11/27	B+	668,893
		Total Sri Lanka				3,619,987

		Tajikistan – 0.1%

200		Republic or Tajikistan, 144A	7.125%	9/14/27	B–	185,250

		Tunisia – 0.4%

205	EUR	Banque de Tunisie, Reg S	5.625%	2/17/24	B+	257,737
785		Banque de Tunisie, Reg S	5.750%	1/30/25	B+	746,731
		Total Tunisia				1,004,468

		Turkey – 1.3%

1,215		Republic of Turkey, Government Bond	7.000%	6/05/20	BB+	1,287,329
245		Republic of Turkey, Government Bond	5.625%	3/30/21	BB+	253,575
615		Republic of Turkey, Government Bond	7.375%	2/05/25	BB+	681,542
200		Republic of Turkey, Government Bond	6.000%	3/25/27	BB+	202,516
680		Republic of Turkey, Government Bond	5.750%	5/11/47	BB+	604,180
		Total Turkey				3,029,142

		Ukraine – 0.8%

117		Republic of Ukraine, 144A	7.750%	9/01/21	B–	122,485
103		Republic of Ukraine, 144A	7.750%	9/01/22	B–	107,326
103		Republic of Ukraine, 144A	7.750%	9/01/23	B–	106,514
103		Republic of Ukraine, 144A	7.750%	9/01/25	B–	105,458
200		Republic of Ukraine, 144A	7.750%	9/01/27	B–	204,447
643		Republic of Ukraine, 144A	7.375%	9/25/32	B–	619,852
105		Republic of Ukraine, Reg S	7.750%	9/01/23	B–	108,477
230		Republic of Ukraine, Reg S	7.750%	9/01/25	B–	235,488
215		Republic of Ukraine, Reg S	7.750%	9/01/26	B–	219,838
100		Republic of Ukraine, Reg S	7.750%	9/01/27	B–	102,160
		Total Ukraine				1,932,045

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	United Arab Emirates – 0.8%

$360	Abu Dhabi National Energy Company, Reg S	4.375%	6/22/26	A	$358,855
915	Emirate of Abu Dhabi, 144A	2.500%	10/11/22	AA	881,282
710	Emirate of Abu Dhabi, 144A	3.125%	10/11/27	AA	670,950
	Total United Arab Emirates				1,911,087

	Uruguay – 0.2%

496	Republic of Uruguay	5.100%	6/18/50	BBB	508,371

	Venezuela – 0.7%

595	Petrobras Global Finance BV	5.750%	2/01/29	Ba2	575,740
1,877	Petroleos de Venezuela S.A, Reg S, (7)	6.000%	11/15/26	C	506,723
360	Republic of Venezuela, Reg S, (7)	9.000%	5/07/23	C	106,812
1,170	Republic of Venezuela, Reg S, (7)	9.250%	5/07/28	C	345,969
	Total Venezuela				1,535,244

	Zambia – 0.2%

215	Republic of Zambia, Reg S	8.500%	4/14/24	B	224,640
325	Republic of Zambia, Reg S	8.970%	7/30/27	B	342,624
	Total Zambia				567,264
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $85,553,352)				86,464,089

Shares	Description (1)				Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 33.6% (22.7% of Total Investments)

	Diversified – 1.2%

124,700	Colony Northstar, Inc.				$700,814
54,800	Liberty Property Trust				2,177,204
	Total Diversified				2,878,018

	Health Care – 3.6%

124,325	Health Care Property Investors Inc.				2,888,070
71,935	Senior Housing Properties Trust				1,126,502
45,975	Ventas Inc.				2,277,142
43,640	Welltower Inc.				2,375,325
	Total Health Care				8,667,039

	Hotels, Restaurant & Leisure – 1.9%

115,267	Host Hotels & Resorts Inc.				2,148,577
26,925	LaSalle Hotel Properties				781,094
19,731	Park Hotels & Resorts, Inc.				533,132
29,325	Pebblebrook Hotel Trust				1,007,314
	Total Hotels, Restaurant & Leisure				4,470,117

	Industrial – 2.3%

23,600	Industrial Logistics Properties Trust.				480,024
77,823	Prologis Inc.				4,902,071
	Total Industrial				5,382,095

	Office – 4.7%

18,425	Alexandria Real Estate Equities Inc.				2,301,098
17,800	Boston Properties, Inc.				2,193,316
44,875	Brandywine Realty Trust				712,615
39,200	Douglas Emmett Inc.				1,440,992
45,050	Hudson Pacific Properties Inc.				1,465,476
22,925	JBG Smith Properties				772,802
8,625	SL Green Realty Corporation				835,159
22,750	Vornado Realty Trust				1,531,075
	Total Office				11,252,533

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)						Value

	Residential – 6.4%

87,325	American Homes 4 Rents, Class A						$1,753,486
71,550	Apartment Investment & Management Company, Class A						2,915,662
21,200	AvalonBay Communities, Inc.						3,486,552
54,250	Equity Residential						3,342,885
3,400	Essex Property Trust Inc.						818,312
57,175	Invitation Homes, Inc.						1,305,305
7,425	Sun Communities Inc.						678,422
22,925	UDR Inc.						816,588
	Total Residential						15,117,212

	Retail – 6.3%

100,100	Developers Diversified Realty Corporation						733,733
7,650	Federal Realty Investment Trust						888,241
67,500	GGP, Inc.						1,381,050
37,400	Kimco Realty Corporation						538,560
63,600	Kite Realty Group Trust						968,628
36,716	Macerich Company						2,056,830
25,575	Regency Centers Corporation						1,508,414
29,835	Simon Property Group, Inc.						4,605,032
11,750	Taubman Centers Inc.						668,692
52,700	Weingarten Realty Trust						1,479,816
	Total Retail						14,828,996

	Specialized – 7.2%

19,150	Coresite Realty Corporation						1,919,979
88,425	CubeSmart						2,493,585
18,875	Digital Realty Trust Inc.						1,989,048
10,275	Equinix Inc.						4,296,389
30,575	Life Storage, Inc.						2,553,624
19,099	Public Storage, Inc.						3,827,249
	Total Specialized						17,079,874
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $66,586,456)						79,675,884

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 32.9% (22.2% of Total Investments) (8)

	Aerospace & Defense – 0.2%

$491	Transdigm, Inc., Term Loan F	4.773%	1-Month LIBOR	2.750%	6/09/23	Ba2	$493,239

	Airlines – 1.2%

480	American Airlines, Inc., Replacement Term Loan	3.875%	1-Month LIBOR	2.000%	6/27/20	BB+	481,510
1,980	American Airlines, Inc., Term Loan B	3.877%	1-Month LIBOR	2.000%	4/28/23	BB+	1,982,228
475	Delta Air Lines, Inc., Term Loan B1	4.322%	1-Month LIBOR	2.500%	10/18/18	Baa2	477,971
2,935	Total Airlines						2,941,709

	Automobiles – 0.2%

576	Chrysler Group LLC, Term Loan	3.860%	1-Month LIBOR	2.000%	12/31/18	Baa2	578,343

	Biotechnology – 0.3%

742	Grifols, Inc., Term Loan B	3.986%	1-Week LIBOR	2.250%	1/31/25	BB	745,964

	Building Products – 0.4%

865	Quikrete Holdings, Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	11/15/23	BB–	869,369

	Capital Markets – 0.2%

488	RPI Finance Trust, Term Loan B6	4.302%	3-Month LIBOR	2.000%	3/27/23	BBB–	490,824

	Chemicals – 0.9%

655	Axalta Coating Systems, Term Loan, First Lien	4.302%	3-Month LIBOR	2.000%	6/01/24	BBB–	657,183

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Chemicals (continued)

$497	H.B. Fuller Company, Term Loan B	4.072%	1-Month LIBOR	2.250%	10/20/24	BB+	$500,517
199	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	202,112
668	Univar, Inc., Term Loan B	4.377%	1-Month LIBOR	2.500%	7/01/24	BB	673,220
2,019	Total Chemicals						2,033,032

	Commercial Services & Supplies – 0.4%

730	ADS Waste Holdings, Inc., Term Loan B	3.981%	1-Week LIBOR	2.250%	11/10/23	BB+	732,993
231	West Corporation, Term Loan B , (DD1)	5.877%	1-Month LIBOR	4.000%	10/10/24	BB+	233,864
961	Total Commercial Services & Supplies						966,857

	Communications Equipment – 0.1%

192	CommScope, Inc., Term Loan B	3.877%	1-Month LIBOR	2.000%	12/29/22	Baa3	193,372

	Containers & Packaging – 0.7%

372	Berry Global, Inc., Term Loan Q	3.823%	1-Month LIBOR	2.000%	10/01/22	BBB–	374,166
1,258	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.627%	1-Month LIBOR	2.750%	2/05/23	B+	1,265,195
1,630	Total Containers & Packaging						1,639,361

	Diversified Financial Services – 0.3%

339	Travelport LLC, Term Loan B	4.401%	2-Month LIBOR	2.500%	3/09/25	B+	340,002
410	Veritas US, Inc., Term Loan B1	6.802%	3-Month LIBOR	4.500%	1/27/23	B+	409,426
749	Total Diversified Financial Services						749,428

	Diversified Telecommunication Services – 2.0%

1,221	CenturyLink, Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	1/31/25	BBB–	1,203,492
770	Frontier Communications Corporation, Term Loan B	5.630%	1-Month LIBOR	3.750%	6/15/24	BB	761,358
494	Greeneden U.S. Holdings II LLC, Term Loan B	5.802%	3-Month LIBOR	3.500%	12/01/23	B	497,209
511	Intelsat Jackson Holdings, S.A., Term Loan B	5.706%	3-Month LIBOR	3.750%	11/30/23	B1	512,073
78	Intelsat Jackson Holdings, S.A., Term Loan B4	6.456%	3-Month LIBOR	4.500%	1/02/24	B1	80,724
125	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	127,138
227	Level 3 Financing, Inc., Tranche B, Term Loan	4.111%	1-Month LIBOR	2.250%	2/22/24	BBB–	227,449
262	WideOpenWest Finance LLC, Term Loan B	5.104%	1-Month LIBOR	3.250%	8/18/23	B	257,210
1,000	Ziggo B.V., Term Loan E	4.277%	1-Month LIBOR	2.500%	4/15/25	BB	994,115
4,688	Total Diversified Telecommunication Services						4,660,768

	Electric Utilities – 0.4%

804	Vistra Operations Co., Term Loan B	4.377%	1-Month LIBOR	2.500%	8/04/23	BB+	810,359
143	Vistra Operations Co., Term Loan C	4.377%	1-Month LIBOR	2.500%	8/04/23	BB+	143,968
947	Total Electric Utilities						954,327

	Electrical Equipment – 0.3%

606	Zebra Technologies Corporation, Term Loan B	3.753%	3-Month LIBOR	2.000%	10/27/21	BB	609,756

	Energy Equipment & Services – 0.0%

15	Ocean Rig UDW, Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	15,658

	Equity Real Estate Investment Trusts – 0.9%

563	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.877%	1-Month LIBOR	3.000%	10/24/22	BB+	544,705
962	SBA Communication, Incremental Tranche B1, Term Loan	3.990%	1-Week LIBOR	2.250%	3/24/21	BB	966,273
664	Walter Investment Management Corp., Tranche Term Loan B, (7)	7.877%	1-Month LIBOR	6.000%	6/30/22	Caa2	647,439
2,189	Total Equity Real Estate Investment Trusts						2,158,417

	Food & Staples Retailing – 0.7%

1,622	Albertson’s LLC, Term Loan B4	4.627%	1-Month LIBOR	2.750%	8/25/21	Ba2	1,604,323

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Food Products – 1.2%

$573	Jacobs Douwe Egberts, Term Loan B	4.063%	3-Month LIBOR	2.250%	7/04/22	BB	$575,791
2,299	US Foods, Inc., Term Loan B	4.377%	1-Month LIBOR	2.500%	6/27/23	BBB–	2,317,008
2,872	Total Food Products						2,892,799

	Health Care Equipment & Supplies – 0.4%

400	ConvaTec, Inc., Term Loan B	4.552%	3-Month LIBOR	2.250%	10/25/23	BB	400,990
441	Acelity, Term Loan B	5.552%	3-Month LIBOR	3.250%	2/02/24	B1	443,304
841	Total Health Care Equipment & Supplies						844,294

	Health Care Providers & Services – 2.0%

955	Acadia Healthcare, Inc., Term Loan B3	4.377%	1-Month LIBOR	2.500%	2/11/22	Ba2	963,750
249	Air Medical Group Holdings, Inc., Term Loan B	6.015%	1-Month LIBOR	4.250%	3/14/25	B1	251,830
261	Community Health Systems, Inc., Term Loan G	4.734%	3-Month LIBOR	3.000%	12/31/19	B2	254,816
304	Community Health Systems, Inc., Term Loan H	4.984%	3-Month LIBOR	3.250%	1/27/21	B2	292,659
800	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.627%	1-Month LIBOR	2.750%	6/24/21	BBB–	808,513
479	Envision Healthcare Corporation, Term Loan B, First Lien	4.880%	1-Month LIBOR	3.000%	12/01/23	BB–	481,599
47	HCA, Inc., Term Loan B11	3.627%	1-Month LIBOR	1.750%	3/17/23	BBB–	47,077
1,239	HCA, Inc., Term Loan B10	3.877%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,249,955
328	Millennium Laboratories, Inc., Term Loan B, First Lien	8.377%	1-Month LIBOR	6.500%	12/21/20	CCC+	95,238
250	PharMerica, Term Loan, First Lien	5.211%	1-Month LIBOR	3.500%	12/06/24	B1	251,302
4,912	Total Health Care Providers & Services						4,696,739

	Health Care Technology – 0.4%

990	Emdeon, Inc., Term Loan	4.627%	1-Month LIBOR	2.750%	3/01/24	Ba3	993,529

	Hotels, Restaurants & Leisure – 3.2%

499	Aramark Corporation, Term Loan B1	3.877%	1-Month LIBOR	2.000%	3/11/25	BBB–	502,802
1,765	Burger King Corporation, Term Loan B3	4.294%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,768,341
564	Caesars Entertainment Operating Company, Inc., Term Loan B	4.377%	1-Month LIBOR	2.500%	10/07/24	BB	567,678
748	Caesars Resort Collection, Term Loan, First Lien	4.627%	1-Month LIBOR	2.750%	12/23/24	BB	753,945
1,071	Hilton Hotels Corporation, Term Loan B2	3.872%	1-Month LIBOR	2.000%	10/25/23	BBB–	1,078,096
735	MGM Growth Properties, Term Loan B	3.877%	1-Month LIBOR	2.000%	4/25/25	BB+	737,870
1,781	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.302%	3-Month LIBOR	3.000%	4/01/24	B	1,776,725
493	YUM Brands, Term Loan B	3.644%	1-Month LIBOR	2.000%	3/28/25	BBB–	492,525
7,656	Total Hotels, Restaurants & Leisure						7,677,982

	Household Products – 0.6%

709	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.377%	1-Month LIBOR	3.500%	11/16/20	B3	560,922
631	Serta Simmons Holdings LLC, Term Loan, First Lien	5.216%	3-Month LIBOR	3.500%	11/08/23	B2	572,705
342	Spectrum Brands, Inc., Refinanced Term Loan	3.856%	2-Month LIBOR	2.000%	6/23/22	BBB–	343,062
1,682	Total Household Products						1,476,689

	Independent Power & Renewable Electricity Producers – 0.1%

135	Dynegy, Inc., Tranche Term Loan C2	4.604%	1-Month LIBOR	2.750%	2/07/24	Ba1	135,822

	Industrial Conglomerates – 0.2%

448	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.001%	3-Month LIBOR	4.250%	6/16/24	B	452,278

	Internet and Direct Marketing Retail – 0.2%

500	Uber Technologies, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	502,890

	Internet Software & Services – 0.2%

491	Ancestry.com, Inc., Term Loan, First Lien	5.130%	1-Month LIBOR	3.250%	10/19/23	B	494,566

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	IT Services – 2.3%

$620	Computer Sciences Government Services, Term Loan B	5.750%	N/A	N/A	11/30/23	BB+	$620,912
916	First Data Corporation, Term Loan, First Lien	4.122%	1-Month LIBOR	2.250%	7/10/22	BB+	918,574
412	First Data Corporation, Term Loan, First Lien	4.122%	1-Month LIBOR	2.250%	4/26/24	BB+	413,534
376	Gartner, Inc., Term Loan A	3.877%	1-Month LIBOR	2.000%	3/21/22	Ba1	379,641
248	Gartner, Inc., Term Loan B	3.877%	1-Month LIBOR	2.000%	4/05/24	BB+	249,434
988	Leidos Holdings, Inc., Term Loan B	3.688%	1-Month LIBOR	1.750%	8/16/23	BBB–	994,783
496	Tempo Acquisition LLC, Term Loan B	4.877%	1-Month LIBOR	3.000%	5/01/24	B1	499,275
472	Vantiv, Inc., Term Loan B	3.777%	1-Month LIBOR	2.000%	10/14/23	BBB–	475,099
500	Vantiv, Inc., Term Loan B	3.777%	1-Month LIBOR	2.000%	8/09/24	BBB–	503,215
491	WEX, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	7/01/23	BB–	495,207
5,519	Total IT Services						5,549,674

	Leisure Products – 0.5%

1,026	24 Hour Fitness Worldwide, Inc., Term Loan B	6.052%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,036,243
91	Academy, Ltd., Term Loan B	5.776%	1-Month LIBOR	4.000%	7/01/22	B3	72,977
1,117	Total Leisure Products						1,109,220

	Life Sciences Tools & Services – 0.2%

371	Inventiv Health, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/01/24	BB–	373,240

	Machinery – 0.2%

288	Gates Global LLC, Term Loan B	5.052%	3-Month LIBOR	2.750%	4/01/24	B+	289,673
205	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.111%	1-Month LIBOR	2.250%	8/21/24	BB+	206,564
493	Total Machinery						496,237

	Media – 3.4%

986	Cequel Communications LLC, Term Loan B	4.127%	1-Month LIBOR	2.250%	7/28/25	BB	986,123
955	Charter Communications Operating Holdings LLC, Term Loan B	3.880%	1-Month LIBOR	2.000%	4/30/25	BBB–	959,729
250	Cineworld Group PLC, Term Loan B	4.377%	1-Month LIBOR	2.500%	2/28/25	BB–	249,966
92	Clear Channel Communications, Inc.,Term Loan E, (7)	0.000%	N/A	N/A	7/30/19	Caa2	73,005
748	Clear Channel Communications, Inc., Tranche D, Term Loan, (7)	0.000%	N/A	N/A	1/30/19	Caa2	592,991
1,079	Cumulus Media, Inc., Term Loan B, (7)	4.900%	1-Month LIBOR	3.250%	12/23/20	N/R	912,080
295	Gray Television, Inc., Term Loan B2	3.920%	1-Month LIBOR	2.250%	2/07/24	BB	296,174
212	Lions Gate Entertainment Corp., Term Loan B	4.104%	1-Month LIBOR	2.250%	3/20/25	Ba2	212,907
667	Meredith, Term Loan B	4.877%	1-Month LIBOR	3.000%	1/31/25	BB	671,500
84	Nexstar Broadcasting Group, Term Loan	4.164%	1-Month LIBOR	2.500%	1/17/24	BB+	84,090
650	Nexstar Broadcasting Group, Term Loan B	4.164%	1-Month LIBOR	2.500%	1/17/24	BB+	652,992
486	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.377%	1-Month LIBOR	3.500%	8/15/22	B	488,098
1,484	Univision Communications, Inc., Term Loan C5	4.627%	1-Month LIBOR	2.750%	3/15/24	BB–	1,462,457
113	Yell Group PLC, Term Loan A2, First Lien	8.000%	3-Month LIBOR	7.000%	9/07/21	N/R	113,711
114	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	335,135
8,215	Total Media						8,090,958

	Multiline Retail – 0.4%

740	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	Baa2	744,166
250	EG America LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	249,750
990	Total Multiline Retail						993,916

	Oil, Gas & Consumable Fuels – 0.4%

7	Fieldwood Energy LLC, DIP Term Loan, (10)	1.000%	N/A	N/A	8/15/18	N/R	7,073
208	Fieldwood Energy LLC, Term Loan, First Lien, (7)	8.877%	1-Month LIBOR	7.000%	8/31/20	N/R	207,523
122	Fieldwood Energy LLC, Term Loan, Second Lien, (7)	0.000%	N/A	N/A	9/30/20	N/R	25,623

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Oil, Gas & Consumable Fuels (continued)

$294	Fieldwood Energy LLC, Term Loan, Second Lien (cash 7.002%, PIK 2.000%), (7)	9.002%	1-Month LIBOR	7.125%	9/30/20	N/R	$282,505
162	Harvey Gulf International Marine, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	D	71,758
22	Harvey Gulf International Marine, Inc., Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	D	9,779
209	Harvey Gulf International Marine, Inc., Term Loan B, (DD1), (7)	0.000%	N/A	N/A	6/18/20	D	90,571
404	Seadrill Partners LLC, Initial Term Loan, (DD1)	8.302%	3-Month LIBOR	6.000%	2/21/21	CCC+	340,714
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	8,902
1,437	Total Oil, Gas & Consumable Fuels						1,044,448

	Pharmaceuticals – 0.0%

37	Valeant Pharmaceuticals International, Inc., Term Loan B	5.240%	1-Month LIBOR	3.500%	4/01/22	BB–	37,159

	Professional Services – 0.7%

1,037	Formula One Group, Term Loan B	4.377%	1-Month LIBOR	2.500%	2/01/24	B+	1,036,384
247	Nielsen Finance LLC, Term Loan B4	3.718%	1-Month LIBOR	2.000%	10/04/23	BBB–	247,900
500	On Assignment, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	502,502
1,784	Total Professional Services						1,786,786

	Real Estate Management & Development – 0.2%

443	Capital Automotive LP, Term Loan, First Lien	4.380%	1-Month LIBOR	2.500%	3/25/24	B1	444,566

	Semiconductors & Semiconductor Equipment – 0.8%

868	Cavium, Inc., Term Loan B	4.127%	1-Month LIBOR	2.250%	8/16/22	BB	870,253
582	MaxLinear, Inc., Term Loan B	4.277%	1-Month LIBOR	2.500%	5/13/24	BB–	583,809
347	Microsemi Corporation, Term Loan B	3.742%	2-Month LIBOR	2.000%	1/15/23	BB	347,697
1,797	Total Semiconductors & Semiconductor Equipment						1,801,759

	Software – 2.6%

472	BMC Software, Inc., Term Loan, First Lien	5.127%	1-Month LIBOR	3.250%	9/10/22	B+	474,585
723	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	725,657
609	Infor (US), Inc., Term Loan B	4.627%	1-Month LIBOR	2.750%	2/01/22	BB	610,750
495	Kronos Incorporated, Term Loan B	4.880%	2-Month LIBOR	3.000%	11/20/23	B	498,749
290	McAfee LLC, Term Loan	6.377%	1-Month LIBOR	4.500%	9/30/24	B1	293,284
129	Micro Focus International PLC, New Term Loan	4.627%	1-Month LIBOR	2.750%	6/21/24	BB–	127,830
871	Micro Focus International PLC, Term Loan B	4.627%	1-Month LIBOR	2.750%	6/21/24	BB–	863,265
1,149	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,156,037
410	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	BB	412,396
916	Tibco Software, Inc., Term Loan, First Lien	5.380%	1-Month LIBOR	3.500%	12/04/20	B1	920,001
6,064	Total Software						6,082,554

	Specialty Retail – 0.6%

997	Belron Finance US LLC, Initial Term Loan B	4.293%	3-Month LIBOR	2.500%	11/07/24	BB	1,004,148
462	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B2	340,738
147	Petsmart Inc., Term Loan B, First Lien	4.680%	1-Month LIBOR	3.000%	3/11/22	B1	118,624
1,606	Total Specialty Retail						1,463,510

	Technology Hardware, Storage & Peripherals – 1.1%

742	Dell International LLC, Refinancing Term Loan B	3.880%	1-Month LIBOR	2.000%	9/07/23	BBB–	743,214
674	Dell International LLC, Replacement Term Loan A3	3.380%	1-Month LIBOR	1.500%	12/31/18	BBB–	674,062
1,066	Western Digital U.S., Term Loan B3	3.877%	1-Month LIBOR	2.000%	4/29/23	Baa2	1,073,116
2,482	Total Technology Hardware, Storage & Peripherals						2,490,392

	Textiles, Apparel & Luxury Goods – 0.4%

997	Hanesbrands, Term Loan B	3.627%	1-Month LIBOR	1.750%	12/16/24	BBB–	1,003,525

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Trading Companies & Distributors – 0.2%

$574	HD Supply Waterworks, Ltd., Term Loan B	5.116%	3-Month LIBOR	3.000%	8/01/24	B+	$577,506

	Transportation Infrastructure – 0.4%

879	Avolon, Repriced Term Loan B2	4.072%	1-Month LIBOR	2.250%	3/21/22	BBB–	880,775

	Wireless Telecommunication Services – 0.8%

990	Sprint Corporation, Term Loan, First Lien	4.438%	1-Month LIBOR	2.500%	2/02/24	Ba2	991,341
920	UPC Financing Partnership, Term Loan AR1, First Lien	4.277%	1-Month LIBOR	2.500%	1/15/26	BB	924,005
1,910	Total Wireless Telecommunication Services						1,915,346
$78,957	Total Variable Rate Senior Loan Interests (cost $78,440,046)						78,013,906

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 1.3% (0.9% of Total Investments)

12,000	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Class A Common Stock of Qorvo, Inc (Cap of 114.56% of Issue Price), 144A	10.000%	$66.2300	$75.8731	7/24/18		$809,640
18,890	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Common Stock of Delta Air Lines, Inc. (Cap of 115.38% of Issue Price), 144A	8.000%	$55.5165	$64.0549	7/24/18		1,038,950
78,700	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Common Stock of First Data Corp (Cap of 110.12% of Issue Price), 144A	8.000%	$16.6770	$18.3647	6/19/18		1,250,543
	Total Structured Notes (cost $3,154,234)						3,099,133

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Food Products – 0.3%

$630	Land O’ Lakes Incorporated, 144A	8.000%			N/A (11)	BB	$706,387
$630	Total $1,000 Par (or similar) Institutional Preferred (cost $630,000)						706,387

Shares	Description (1)	Coupon				Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3% (0.2% of Total Investments)

	Consumer Finance – 0.3%

27,000	GMAC Capital Trust I	5.785%				B+	$701,460
	Total $25 Par (or similar) Retail Preferred (cost $671,550)						701,460

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.1% (0.0% of Total Investments)

	Media – 0.1%

$132	iHeartCommunications, Inc., (7)	9.000%			12/15/19	Caa2	$104,115
$132	Total Corporate Bonds (cost $123,709)						104,115

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Banks – 0.0%

103	Freeport Energy Inc., (3)			$2,403
103	Freeport Energy Inc.			2,403
	Total Banks			4,806
	Total Common Stock Rights (cost $4,806)			4,806
	Total Long-Term Investments (cost $313,026,884)			339,428,866

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.1% (3.4% of Total Investments)

	REPURCHASE AGREEMENTS – 3.2% (2.1% of Total Investments)

$7,547	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $7,547,288, collateralized by $7,860,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $7,706,321	0.740%	4/02/18	$7,546,667

	INVESTMENT COMPANIES – 1.9% (1.3% of Total Investments)

4,580,813	BlackRock Liquidity Funds T-Fund Portfolio, (12)	1.553% (13)	N/A	4,580,813
	Total Short-Term Investments (cost $12,127,480)			12,127,480
	Total Investments (cost $325,105,042) – 148.4%			351,556,346
	Borrowings – (47.7)% (14), (15)			(112,900,000)
	Other Assets Less Liabilities – (0.7)% (16)			(1,772,009)
	Net Assets Applicable to Common Shares – 100%			$236,884,337

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Chinese Yuan	$4,524,000	U.S. Dollar	$712,677	Bank of America, N.A.	6/20/18	$6,059
U.S. Dollar	536,880	South African Rand	6,401,000	Barclays Bank PLC	6/20/18	1,780
Euro	45,000	U.S. Dollar	55,661	BNP Paribas	6/20/18	24
Polish Zloty	775,000	U.S. Dollar	228,536	Citibank, National Association	6/20/18	(1,812)
Turkish Lira	5,000	U.S. Dollar	1,260	Citibank, National Association	6/20/18	(21)
U.S. Dollar	4,524,724	Euro	3,648,000	Deutsche Bank AG	6/20/18	10,529
U.S. Dollar	303,061	Euro	245,000	Goldman Sachs	6/20/18	(113)
U.S. Dollar	234,675	Chinese Yuan	1,493,000	Goldman Sachs	6/20/18	(2,521)
U.S. Dollar	476,299	Chinese Yuan	3,031,000	Goldman Sachs	6/20/18	(5,241)
Euro	112,000	U.S. Dollar	139,223	HSBC Bank, USA	6/20/18	(629)
Chilean Peso	140,800,000	U.S. Dollar	232,820	JPMorgan Chase Bank N.A.	6/20/18	282
Egyptian Pound	8,420,000	U.S. Dollar	452,445	JPMorgan Chase Bank N.A.	4/26/18	22,063
Egyptian Pound	8,420,000	U.S. Dollar	438,999	JPMorgan Chase Bank N.A.	1/08/19	9,851
Indonesian Rupiah	6,222,000,000	U.S. Dollar	450,152	JPMorgan Chase Bank N.A.	6/20/18	455
Peruvian Sol	1,492,000	U.S. Dollar	456,479	JPMorgan Chase Bank N.A.	6/20/18	4,880
Philippine Piso	23,620,000	U.S. Dollar	450,068	JPMorgan Chase Bank N.A.	6/20/18	(1,189)
U.S. Dollar	469,604	Egyptian Pound	8,420,000	JPMorgan Chase Bank N.A.	4/26/18	(4,904)
U.S. Dollar	286,073	Brazilian Real	933,000	JPMorgan Chase Bank N.A.	6/04/18	4,880
U.S. Dollar	193,471	Colombian Peso	555,117,000	JPMorgan Chase Bank N.A.	6/20/18	(4,686)
U.S. Dollar	138,477	Russian Ruble	7,951,000	JPMorgan Chase Bank N.A.	6/20/18	971
U.S. Dollar	236,797	Russian Ruble	13,810,000	JPMorgan Chase Bank N.A.	6/20/18	(2,036)
Total						$38,622

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(6)	6/18	$(962,870)	$(968,979)	$(6,109)	$(443)
Eurex Euro-Bund	Short	(11)	6/18	(2,128,986)	(2,157,876)	(28,890)	(1,624)
Eurex Euro-Buxl	Short	(5)	6/18	(992,524)	(1,017,459)	(24,935)	1,846
Total				$(4,084,380)	$(4,144,314)	$(59,934)	$(221)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/1/27	$2,059,896	$2,059,896

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$51,139,473	$39,519,613	$—	$90,659,086
Emerging Market Debt and Foreign Corporate Bonds	—	86,464,089	—	86,464,089
Real Estate Investment Trust (REIT) Common Stocks	79,675,884	—	—	79,675,884
Variable Rate Senior Loan Interests	—	78,013,906	—	78,013,906
Structured Notes	—	3,099,133	—	3,099,133
$1,000 Par (or similar) Institutional Preferred	—	706,387	—	706,387
$25 Par (or similar) Retail Preferred	701,460	—	—	701,460
Corporate Bonds	—	104,115	—	104,115
Common Stock Rights	4,806	—	—	4,806

Short-Term Investments:
Investment Companies	4,580,813	—	—	4,580,813
Repurchase Agreements	—	7,546,667		7,546,667

Investments in Derivatives
Forward Foreign Currency Contracts*	—	38,622	—	38,622
Futures Contracts*	(59,934)	—	—	(59,934)
Interest Rate Swaps*	—	2,059,896	—	2,059,896
Total	$136,042,502	$217,552,428	$—	$353,594,930
*	Represents net unrealized appreciation (depreciation).

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$1,558,660	$(2,321,829)	$2,321,829	$(1,558,660)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$327,740,547
Gross unrealized:
Appreciation	38,412,949
Depreciation	(14,597,150)
Net unrealized appreciation (depreciation) of investments	$23,815,799

Tax cost of forwards	$38,622
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of futures	$(59,934)
Net unrealized appreciation (depreciation) of futures	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	2,059,896

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(11)	Perpetual security. Maturity date is not applicable.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http:// www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 32.1%.

(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Interbank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

RUB	Russian Ruble

ZAR	South African Rand

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018